BUSINESS COMBINATION - Unaudited Pro Forma Financial Information (Details) - Vimeo Inc. - Magisto $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
Business Acquisition [Line Items]
Revenue	$ 207,833
Net loss	$ (78,984)
Business Acquisition Pro Forma Earnings Per Share Basic And Diluted | $ / shares	$ (0.60)